SHARE-BASED PAYMENTS - Information on Options Granted (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Option installment shares	Dec. 31, 2016 USD ($) Option installment shares	Dec. 31, 2015 shares	Jun. 30, 2016 item $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	7,235,000	2,240,000
Number of options granted | Option	7,235,000	2,240,000
Exercise price for 1 ordinary share ($)	$ 1.05	$ 1.33
Fair value of options on date of grant in U.S. $ thousands	$ 3,499,000	$ 1,230,000
Each option exercisable into number of ordinary shares, ratio | Option	16,842,697	15,168,938
March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	3,650,000
Exercise price for 1 ordinary share ($)	$ 1.08
Fair value of options on date of grant in U.S. $ thousands	$ 1,777,000
May 2017, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	640,000
Exercise price for 1 ordinary share ($)	$ 1.08
Fair value of options on date of grant in U.S. $ thousands	$ 290,000
May 2017, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	500,000
Exercise price for 1 ordinary share ($)	$ 1.09
Fair value of options on date of grant in U.S. $ thousands	$ 227,000
July 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	2,445,000
Exercise price for 1 ordinary share ($)	$ 0.98
Fair value of options on date of grant in U.S. $ thousands	1,205,000
April 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		590,000
Exercise price for 1 ordinary share ($)		$ 1.41
Fair value of options on date of grant in U.S. $ thousands		$ 400,000
June 2016, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,500,000
Exercise price for 1 ordinary share ($)		$ 1.28
Fair value of options on date of grant in U.S. $ thousands		$ 725,000
June 2016, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		150,000
Exercise price for 1 ordinary share ($)		$ 1.48
Fair value of options on date of grant in U.S. $ thousands		$ 105,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			33,646,039
Stock Options | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term		7 years
Stock Options | 2016 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share	$ 0.98
Expected volatility	49.48%
Risk free interest rate	2.05%
Stock Options | 2016 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share	$ 1.09
Expected volatility	58.09%
Risk free interest rate	2.23%
Stock Options | 2016 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment	16
Vesting period	4 years
Stock Options | 2016 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period	1 year
Stock Options | 2016 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period	1 year
Stock Options | 2016 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Percentage of options vesting	0.25%
Stock Options | 2016 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		12
Vesting period		3 years
Stock Options | June 2016, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acceleration of unvested options (shares) | shares		150,000
Each option exercisable into number of ordinary shares, ratio | item				1
Options exercisable, exercise price | $ / shares				$ 1.48
Allocated share-based compensation expense		$ 105,000
Stock Options | 2015 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share		$ 1.28
Expected volatility		52.52%
Risk free interest rate		1.51%
Stock Options | 2015 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share		$ 1.41
Expected volatility		53.09%
Risk free interest rate		1.57%
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	6,095,000	590,000
Other than directors | March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	3,650,000
Other than directors | July 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	2,445,000
Other than directors | April 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		590,000
Other than directors | Stock Options | 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Option term		7 years
Other than directors | Stock Options | 2015 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Other than directors | Stock Options | 2015 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		16
Other than directors | Stock Options | 2015 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Other than directors | Stock Options | 2015 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Percentage of options vesting		0.25%
Other than directors | Stock Options | 2015 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		12
Vesting period		3 years
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	1,140,000	1,650,000
To directors | May 2017, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	640,000
To directors | May 2017, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	500,000
To directors | June 2016, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		1,500,000
To directors | June 2016, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares		150,000